PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

	Exploration and Production			Oil Sands Mining and Upgrading	Midstream	Head Office	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2015	$60,540	$7,414	$5,173	$24,343	$577	$378	$98,425
Additions	1,462	186	116	2,822	6	17	4,609
Transfers from E&E assets	211	—	—	—	—	—	211
Disposals/derecognitions	(566)	—	—	(127)	(349)	—	(1,042)
Foreign exchange adjustments and other	—	(220)	(157)	—	—	—	(377)
At December 31, 2016	61,647	7,380	5,132	27,038	234	395	101,826
Additions (1)	3,003	255	101	1,660	194	19	5,232
Acquisition of AOSP and other assets (note 7)	349	—	—	13,832	—	—	14,181
Transfers from E&E assets	198	—	—	—	—	—	198
Disposals/derecognitions	(381)	—	—	(446)	—	—	(827)
Foreign exchange adjustments and other	—	(509)	(352)	—	—	—	(861)
At December 31, 2017	$64,816	$7,126	$4,881	$42,084	$428	$414	$119,749
Accumulated depletion and depreciation
At December 31, 2015	$35,347	$5,264	$3,659	$2,294	$132	$254	$46,950
Expense	3,440	457	243	662	11	27	4,840
Disposals/derecognitions	(486)	—	—	(127)	(28)	—	(641)
Foreign exchange adjustments and other	10	(137)	(105)	(1)	—	—	(233)
At December 31, 2016	38,311	5,584	3,797	2,828	115	281	50,916
Expense	3,220	509	205	1,220	9	23	5,186
Disposals/derecognitions	(381)	—	—	(446)	—	—	(827)
Foreign exchange adjustments and other	1	(440)	(283)	26	—	—	(696)
At December 31, 2017	$41,151	$5,653	$3,719	$3,628	$124	$304	$54,579
Net book value
- at December 31, 2017	$23,665	$1,473	$1,162	$38,456	$304	$110	$65,170
- at December 31, 2016	$23,336	$1,796	$1,335	$24,210	$119	$114	$50,910

(1)	Additions in Midstream include the revaluation of a previously held joint interest in certain pipeline system assets.

Project costs not subject to depletion and depreciation	2017	2016
Kirby Thermal Oil Sands – North	$944	$846

On May 31, 2017, the Company completed the acquisition of AOSP and other assets in the Oil Sands Mining and Upgrading and North America Exploration and Production segments, including property, plant and equipment of $14,181 million. Refer to note 7 regarding the acquisition of AOSP and other assets.
During 2017, the Company acquired a number of other producing crude oil and natural gas properties in the North America Exploration and Production segment, including exploration and evaluation assets of $27 million (2016 - $nil; 2015 - $37 million), along with the remaining interest in certain pipeline system assets in the Midstream segment, for net cash consideration of $1,013 million (2016 – $159 million; 2015 – $406 million). These transactions were accounted for using the acquisition method of accounting. In connection with these acquisitions, the Company assumed associated asset retirement obligations of $63 million (2016 – $30 million; 2015 – $133 million). No net deferred income tax liabilities were recognized on these acquisitions (2016 - $nil; 2015 - $nil).
Further, in connection with the acquisition of pipeline system assets in the Midstream segment, the Company recognized a pre-tax revaluation gain of $114 million ($83 million after-tax) related to a previously held joint interest in the pipeline.
During 2016, in the Midstream segment, the Company disposed of its interest in the Cold Lake Pipeline, comprising $321 million of property, plant and equipment for total net consideration of $539 million, resulting in a pre and after-tax gain of $218 million. Total net consideration was comprised of $349 million in cash, together with $190 million of non-cash share consideration of approximately 6.4 million common shares of Inter Pipeline Ltd. (“Inter Pipeline”) with a value of $29.57 per common share, determined as of the closing date.
As at December 31, 2017, the Company assessed the recoverability of its property, plant and equipment and its exploration and evaluation assets, and determined the carrying amounts to be recoverable.
The Company capitalizes construction period interest for qualifying assets based on costs incurred and the Company’s cost of borrowing. Interest capitalization to a qualifying asset ceases once the asset is substantially available for its intended use. During 2017, pre-tax interest of $82 million (2016 – $233 million; 2015 – $244 million) was capitalized to property, plant and equipment using a weighted average capitalization rate of 3.8% (2016 – 3.9%; 2015 – 3.9%).